                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-2743

                          SCUDDER STRATEGIC INCOME FUND
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                            --------------

                   John Millette, Vice President and Secretary
                          Scudder Strategic Income Fund
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                      ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        10/31

Date of reporting period:       4/30/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Strategic Income Fund

Semiannual Report to Shareholders

April 30, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Investment Products

<Click Here> Account Management Resources

<Click Here> Privacy Statement

Scudder Strategic Income Fund	Nasdaq Symbol	CUSIP Number
Class A	KSTAX	81123J-100
Class B	KSTBX	81123J-209
Class C	KSTCX	81123J-308

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

This report must be preceded or accompanied by a prospectus.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary April 30, 2003

Average Annual Total Returns (Unadjusted for Sales Charge)
Scudder Strategic Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	13.33%	9.54%	5.33%	2.54%	5.95%
Class B	12.61%	8.40%	4.30%	1.53%	4.92%(a)
Class C	12.89%	8.82%	4.64%	1.83%	5.17%(a)
Lehman Brothers Government/Corporate Bond Index+	5.52%	12.43%	10.65%	7.77%	7.33%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 4/30/03	$ 4.46	$ 4.45	$ 4.49
10/31/02	$ 4.08	$ 4.08	$ 4.11
Distribution Information: Six Months: Income Dividends	$ .15	$ .14	$ .14
April Income Dividend	$ .0255	$ .0225	$ .0233
SEC 30-day Equivalent Yield++	5.71%	5.17%	5.29%
Current Annualized Distribution Rate (based on Net Asset Value)++	6.86%	6.07%	6.23%

++ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended April 30, 2003, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.
Class A Lipper Rankings - Multi-Sector Income Funds Category
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	79	of	113	70
3-Year	74	of	104	71
5-Year	71	of	84	84
10-Year	13	of	27	47

Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Source: Lipper Inc.

Growth of an Assumed $10,000 Investment(b) (Adjusted for Sales Charge)
[] Scudder Strategic Income Fund - Class A [] Lehman Brothers Government/Corporate Bond Index+

Yearly periods ended April 30

Comparative Results (Adjusted for Sales Charge)
Scudder Strategic Income Fund		1-Year	3-Year	5-Year	10-Year
Class A(c)	Growth of $10,000	$10,461	$11,160	$10,827	$17,022
	Average annual total return	4.61%	3.73%	1.60%	5.46%
Class B(c)	Growth of $10,000	$10,540	$11,165	$10,714	$16,165(a)
	Average annual total return	5.40%	3.74%	1.39%	4.92%(a)
Class C(c)	Growth of $10,000	$10,773	$11,345	$10,841	$16,388(a)
	Average annual total return	7.73%	4.29%	1.63%	5.06%(a)
Lehman Brothers Government/ Corporate Bond Index+	Growth of $10,000	$11,243	$13,547	$14,535	$20,290
	Average annual total return	12.43%	10.65%	7.77%	7.33%

The growth of $10,000 is cumulative.

Notes to Performance Summary

a Returns shown for Class B and C shares for the periods prior to their inception on May 31, 1994 are derived from the historical performance of Class A shares of the Scudder Strategic Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.
b The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.
c Returns shown for Class A, B and C shares have been adjusted to reflect the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.50%. Class B share performance is adjusted for the applicable contingent deferred sales charge ("CDSC"), which is 4% within the first year after purchase, declining to 0% after six years. Returns for Class C shares reflect an initial sales charge of 1%. Redemptions on Class C shares within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.
+ The Lehman Brothers Government/Corporate Bond Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share classes.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries). Please read this fund's prospectus for specific details regarding its investments and risk profile.

Please call (800) 621-1048 for the fund's most up-to-date performance. On the Web, go to scudder.com.

Portfolio Management Review

In the following interview, Jan C. Faller, portfolio manager of Scudder Strategic Income Fund, discusses market conditions and the fund's investment strategy during the six-month period ended April 30, 2003.

Q: How did the fund perform over the six months ended April 30, 2003?

A: The fund posted strong absolute and relative results in the period, outperforming its benchmark and average peer in the Lipper Multi-Sector Income Funds category.1 Specifically, the fund's Class A shares (unadjusted for sales charges) provided a total return of 13.33% over the past six months, compared with a 5.52% return of its benchmark, the unhedged Lehman Brothers Government/Corporate Index, a group of investment-grade bonds that vary in maturity and quality. The fund's results also outpaced the 11.89% return of the average fund in the Lipper Multi-Sector Income Funds category.

1 The Lipper Multi-Sector Income Funds category includes funds that that seek current income by allocating assets among several different fixed-income securities sectors (with no more than 65% in any one sector except for defensive purposes), including US Government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Q: How would you characterize the market environment for the fund for the period?

A: At a time when interest rates around the world changed very little, both emerging-market and high-yield debt provided strong returns. The high-yield market benefited from the fact that investors saw it as an opportunity to earn higher yields than they could get from Treasury securities or investment-grade corporate bonds. Also, investors came to believe that prices of high-yield debt had been depressed to the point that it had become a good value. And, as people became concerned that interest rates might rise, they did not want to be in Treasuries, whose prices would decline if rates rose. This gave them another reason to consider the high-yield market. We have seen some evidence of this attitude in the past several months as mutual fund companies have reported relatively large inflows into high-yield funds.

In emerging markets, the biggest story - and, by far, the best performer - was Brazil. At the beginning of the period, the country elected a new president, Luiz Inacio Lula da Silva. Since then, the new government has pleasantly surprised investors with its political appointments and statements relating to economic stimulus and debt management. As a result, prices of Brazilian debt rose substantially, while other emerging markets rallied in sympathy with Brazil.

Another driver of performance was the euro, which gained about 13% over the dollar in the period. Basically, the euro has benefited from the fact that US economic growth has remained sluggish, making the dollar less attractive as a "flight-to-quality" investment. Also, the European Central Bank has not lowered short-term interest rates as dramatically as the US Federal Reserve Board, so investors can get higher returns from fixed-income securities priced in euros.

Q: What impact has your exposure to these markets had on the fund's performance?

A: The fund's high-yield exposure ranged from 35% to 45% of assets, and its emerging-market allocation ranged from 15% to 32% of assets. The fund's relatively large positions in both of these markets contributed to performance. High yield aided returns, as investors sought out the higher yields offered by such securities. In emerging markets, Brazil helped performance the most. Our allocation there was larger than that of the index, so it made an important positive contribution. We also had some exposure to Argentina. Last year, the Argentine economy was so weak that it seemed as if it could only improve. In fact, we finally did begin to see some signs of stability, and our position in Argentina worked in our favor. Meanwhile, the fund's exposure to the euro, which ranged from 5% to 13% of assets, helped it participate in the growing strength of that currency.

Q: Would you elaborate on the fund's high-yield exposure?

A: We have started to reduce our high-yield exposure slightly. However, we are carefully monitoring the economic situation in the United States. A return to moderate economic growth would lead us to keep the fund's high-yield allocation about where it is. On the other hand, if the economy continues to look weak and we don't get a post-Iraq war boost, and if money does not flow into this sector as fast as it has been, we would want to be a little more defensive regarding our high-yield exposure.

Q: What is your view of emerging-market securities?

A: We believe prices of emerging-markets securities have risen to the point where they are at, or close to, fair value. So, we may reduce our exposure there. For now, though, we believe the environment for most of the markets in this sector is relatively positive. Two exceptions are Venezuela and Turkey. Venezuela continues to experience political turmoil and sharply reduced oil exports. Turkey's refusal to allow US troops to use the country as a staging area prior to the war with Iraq resulted in an aid package from the International Monetary Fund that was much smaller than investors expected. However, we think both of these are isolated situations and expect them to have almost no impact on other emerging markets.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary April 30, 2003

Portfolio Composition	4/30/03	10/31/02

High-Yield Corporate Bonds	39%	35%
Emerging Market Bonds	29%	23%
Foreign Currency Bonds	19%	26%
US Treasury Obligations	11%	9%
Cash Equivalents	1%	2%
Other	1%	5%
	100%	100%

Quality	4/30/03	10/31/02

AAA*	22%	19%
AA	11%	15%
BBB	7%	12%
BB	21%	16%
B	31%	27%
CCC and CC	8%	5%
Below CC	-	6%
	100%	100%

* Includes cash equivalents
Interest Rate Sensitivity	4/30/03	10/31/02

Average maturity	7.8 years	7.4 years
Average duration	5.5 years	4.5 years

Portfolio composition, quality and interest rate sensitivity are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of April 30, 2003 (Unaudited)

	Principal Amount ($)(c)	Value ($)

Corporate Bonds 37.7%
Consumer Discretionary 11.1%
Adelphia Communications Corp., 7.75%, 1/15/2009*	250,000	122,500
Advantica Restaurant Co.:
11.25%, 1/15/2008	220,216	173,971
12.75%, 9/30/2007	60,000	62,400
American Achieve Corp., 11.625%, 1/1/2007	550,000	594,000
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	670,000	542,700
Ameristar Casino, Inc., 10.75%, 2/15/2009	735,000	823,200
Avondale Mills, Inc., 10.25%, 5/1/2006	870,000	879,788
Boca Resorts, Inc., 9.875%, 4/15/2009	1,715,000	1,809,325
Boyd Gaming Corp., 7.75%, 12/15/2012	50,000	51,875
Buffets, Inc., 11.25%, 7/15/2010	500,000	490,000
Cendant Corp., 7.125%, 3/15/2015	195,000	215,013
Central Garden & Pet Co., 9.125%, 2/1/2013	190,000	203,300
Charter Communications Holdings LLC:
8.25%, 4/1/2007	170,000	113,050
8.625%, 4/1/2009	350,000	230,125
Step-up Coupon, 0% to 5/15/2006, 11.75 to 5/15/2011	635,000	285,750
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012	240,000	96,000
Step-up Coupon, 0% to 1/15/2006, 13.5% to 1/15/2011	315,000	141,750
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	645,000	690,150
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	400,000	428,000
Cinemark USA, Inc.:
8.5%, 8/1/2008	630,000	655,200
9.0%, 2/1/2013	275,000	299,063
9.0%, 2/1/2013	390,000	421,200
Series D, 9.625%, 8/1/2008	535,000	542,356
Circus & Eldorado, 10.125%, 3/1/2012	700,000	673,750
CKE Restaurants, Inc., 9.125%, 5/1/2009	545,000	506,850
Clear Channel Communication, Inc., 8.0%, 11/1/2008	555,000	635,475
CSC Holdings, Inc., 7.875%, 12/15/2007	425,000	447,313
DIMON, Inc.:
8.875%, 6/1/2006	390,000	397,800
Series B, 9.625%, 10/15/2011	1,010,000	1,100,900
EchoStar Communications Corp., 9.375%, 2/1/2009	1,010,000	1,089,538
Eldorado Resorts LLC, 10.5%, 8/15/2006	1,010,000	1,021,363
Farmers Exchange Capital:
7.05%, 7/15/2028	50,000	38,736
7.2%, 7/15/2048	195,000	142,779
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	745,000	759,900
Gap, Inc., 5.625%, 5/1/2003	50,000	50,000
Guitar Center Management, 11.0%, 7/1/2006	735,000	751,538
Hard Rock Hotel, Inc., 9.25%, 4/1/2005	50,000	51,063
Herbst Gaming, Inc., 10.75%, 9/1/2008	1,100,000	1,207,250
Hilton Hotels Corp., 7.625%, 12/1/2012	505,000	537,825
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	1,433,000	1,490,320
Imperial Home Decor Group, Inc., Series B, 11.0% 3/15/2008*	720,000	72
Insight Communications Co., Inc., Step-up Coupon, 0% to 2/15/2006, 12.25% to 2/15/2011	275,000	216,563
Interep National Radio Sales, Inc., 10.0%, 7/1/2008	960,000	729,600
International Game Technology, 8.375%, 5/15/2009	885,000	1,055,883
Intrawest Corp., 10.5%, 2/1/2010	435,000	471,975
Jacobs Entertainment Co., 11.875%, 2/1/2009	500,000	522,500
K-III Communications Corp., 8.5%, 2/1/2006	150,000	150,375
Kellwood Co., 7.625%, 10/15/2017	185,000	175,750
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	1,015,000	999,775
Krystal, Inc., 10.25%, 10/1/2007	390,000	360,750
Levi Strauss & Co., 12.25%, 12/15/2012	645,000	535,350
MGM Mirage, Inc., 9.75%, 6/1/2007	805,000	901,600
MTR Gaming Group, 9.75%, 4/1/2010	170,000	176,800
National Vision, Inc., 12.0%, 3/30/2009	1,604,069	872,212
Old Evangeline Downs, 13.0%, 3/1/2010	265,000	267,650
Park Place Entertainment Corp.:
7.0%, 4/15/2013	215,000	220,375
8.875%, 9/15/2008	50,000	54,000
9.375%, 2/15/2007	1,100,000	1,196,250
Petro Stopping Centers, 10.5%, 2/1/2007	1,525,000	1,517,375
Phillips Van-Heusen Corp., 8.125%, 5/1/2013	80,000	80,000
PRIMEDIA, Inc.:
7.625%, 4/1/2008	250,000	253,750
8.875%, 5/15/2011	515,000	551,050
Remington Arms Co., 10.5%, 2/1/2011	245,000	264,600
Remington Product Co., LLC, Series D, 11.0%, 5/15/2006	240,000	244,800
Renaissance Media Group, 10.0%, 4/15/2008	910,000	855,400
Rent-A-Center, Inc., 11.0%, 8/15/2008	495,000	530,888
Restaurant Co., Step-up Coupon, 0% to 5/15/2003, 11.25% to 5/15/2008	804,910	620,787
Rite Aid Corp.:
6.125%, 12/15/2008	260,000	232,700
6.875%, 8/15/2013	480,000	415,200
Rogers Cablesystems Ltd., 10.0%, 3/15/2005	170,000	182,325
Salton, Inc., 12.25%, 4/15/2008	565,000	587,600
Samsonite Corp., 10.75%, 6/15/2008	1,335,000	1,261,575
Schuler Homes, Inc.:
9.375%, 7/15/2009	430,000	469,775
10.5%, 7/15/2011	770,000	858,550
Scientific Games Corp., 12.5%, 8/15/2010	318,000	356,160
Sealy Mattress Co., 9.875%, 12/15/2007	125,000	128,750
Service Corp. International, 7.7%, 4/15/2009	1,045,000	1,055,450
Sinclair Broadcast Group:
8.0%, 3/15/2012	455,000	480,025
8.75%, 12/15/2011	95,000	103,075
Six Flags, Inc.:
8.875%, 2/1/2010	195,000	195,000
9.75%, 4/15/2013	1,135,000	1,183,238
Sonic Automotive, Inc., 11.0%, 8/1/2008	845,000	897,813
Starwood Hotels Resorts:
7.375%, 5/1/2007	120,000	125,400
7.875%, 5/1/2012	275,000	287,719
Tenneco Automotive, Inc., 11.625%, 10/15/2009	245,000	216,825
Town Sports International, 9.625%, 4/15/2011	135,000	141,750
Transwestern Publishing, Series F, 9.625%, 11/15/2007	1,020,000	1,072,275
TRW Automotive, Inc., 11.0%, 2/15/2013	50,000	54,750
Turning Stone Casino Entertainment, 9.125%, 12/15/2010	200,000	210,500
Unisys Corp., 6.875%, 3/15/2010	180,000	189,900
Venetian Casino Resort LLC, 11.0%, 6/15/2010	770,000	845,075
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	755,000	762,550
Wynn Las Vegas Corp., 12.0%, 11/1/2010	50,000	54,125
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009	165,000	116,531
		47,083,882
Consumer Staples 1.5%
Agrilink Foods, Inc., 11.875%, 11/1/2008	1,205,000	1,304,391
Burns, Philp & Co., Ltd., 9.75%, 7/15/2012	535,000	535,000
Doane Pet Care Co., 9.75%, 5/15/2007	90,000	85,500
Dole Foods Co., 8.875%, 3/15/2011	225,000	244,688
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	815,000	896,500
Jafra Cosmetics International, Inc., 11.75%, 5/1/2008	1,200,000	1,254,000
La Petite Academy, Inc., 10.0%, 5/15/2008	805,000	470,925
Michael Foods, Inc., Series B, 11.75%, 4/1/2011	175,000	199,500
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	1,025,000	1,089,063
Swift & Co., 10.125%, 10/1/2009	305,000	312,625
		6,392,192
Energy 4.1%
ANR Pipeline Co., 8.875%, 3/15/2010	170,000	187,850
Avista Corp., 9.75%, 6/1/2008	1,835,000	2,036,850
Chesapeake Energy Corp.:
7.5%, 9/15/2013	295,000	313,438
8.125%, 4/1/2011	140,000	151,200
Citgo Petroleum Corp., 11.375%, 2/1/2011	1,390,000	1,549,850
Coastal Corp., 6.5%, 6/1/2008	130,000	111,800
Continental Resources, Inc., 10.25%, 8/1/2008	1,005,000	994,950
Edison Mission Energy, 7.73%, 6/15/2009	1,490,000	1,251,600
El Paso Corp., 7.375%, 12/15/2012	200,000	169,000
Frontier Escrow Corp., 8.0%, 4/15/2013	255,000	263,925
Key Energy Services, Inc., 14.0%, 1/15/2009	175,000	197,750
Lone Star Technologies, Series B, 9.0%, 6/1/2011	65,000	67,275
Nevada Power Co., 10.875%, 10/15/2009	175,000	193,375
Newpark Resources, Inc., 8.625%, 12/15/2007	535,000	536,338
On Semiconductor Corp., 12.0%, 5/15/2008	155,000	147,250
Panhandle Eastern Pipe Line:
7.2%, 8/15/2024	265,000	274,275
7.95%, 3/15/2023	320,000	331,200
Parker & Parsley, 8.25%, 8/15/2007	240,000	273,060
Parker Drilling Co., Series B, 10.125%, 11/15/2009	790,000	843,325
Pemex Project Funding Master Trust, 7.375%, 12/15/2014	2,000,000	2,170,000
Pen Holdings, Inc., Series B, 9.875%, 6/15/2008*	335,000	33,500
Pioneer Natural Resources Co.:
6.5%, 1/15/2008	475,000	516,057
7.5%, 4/15/2012	255,000	289,521
Southern Natural Gas, 8.875%, 3/15/2010	210,000	232,050
Stone Energy Corp., 8.75%, 9/15/2007	495,000	511,706
Transocean, Inc., 9.5%, 12/15/2008	250,000	317,307
Trico Marine Services, 8.875%, 5/15/2012	620,000	542,500
Westar Energy, Inc., 7.875%, 5/1/2007	705,000	775,500
Westport Resources Corp.:
8.25%, 11/1/2011	95,000	103,550
8.25%, 11/1/2011	1,005,000	1,095,450
Williams Co., Inc.: 7.125%, 9/1/2011	60,000	56,700
8.75%, 3/15/2032	155,000	151,125
Williams Holdings of Delaware, Inc., 6.5%, 12/1/2008	270,000	251,100
XTO Energy, Inc., 6.25%, 4/15/2013	255,000	265,838
		17,206,215
Financials 5.5%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	755,000	619,100
Americredit Corp.:
9.25%, 5/1/2009	285,000	246,525
9.875%, 4/15/2006	330,000	295,350
Avecia Group PLC, 11.0%, 7/1/2009	185,000	168,350
Capstar Hotel Co., 8.75%, 8/15/2007	180,000	134,100
Corrections Corp. of America, 9.875%, 5/1/2009	595,000	648,550
Farmers Insurance Exchange, 8.625%, 5/1/2024	130,000	114,400
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*	230,000	0
Global Exchange Services, 10.286%, 7/15/2008	630,000	598,500
JP Morgan, 8.75%, 11/15/2007	14,700,000	15,857,625
LaBranche & Co., Inc., 12.0%, 3/2/2007	975,000	1,067,625
Meristar Hospitality Corp., 9.0%, 1/15/2008	105,000	99,750
PCA LLC/ PCA Finance Corp., 11.875%, 8/1/2009	245,000	258,475
PEI Holdings, Inc., 11.0%, 3/15/2010	455,000	482,300
Qwest Capital Funding, Inc.:
5.875%, 8/3/2004	355,000	333,700
7.0%, 8/3/2009	80,000	66,200
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	400,000	463,000
TCI Communication Finance, 9.65%, 3/31/2027	80,000	89,013
Tech Olympic USA, Inc., 10.375%, 7/1/2012	265,000	272,950
Trump Holdings & Funding, 11.625%, 3/15/2010	175,000	167,563
Universal City Development, 11.75%, 4/1/2010	780,000	840,450
Xerox Credit Corp., 7.0%, 6/9/2003	370,000	370,000
		23,193,526
Health Care 0.9%
Ameripath, Inc., 10.5%, 4/1/2013	220,000	233,200
Amerisourcebergen Corp., 7.25%, 11/15/2012	330,000	349,800
HEALTHSOUTH Corp., 7.625%, 6/1/2012	920,000	586,500
HMP Equity Holdings Corp., Zero Coupon, 5/15/2008	410,000	194,484
Magellan Health Services, Inc., 9.375%, 11/15/2007*	395,000	355,500
Mariner Post-Acute Network, Inc., Series B, 10.5%, 8/1/2006	875,000	877,188
Radiologix, Inc., 10.5%, 12/15/2008	285,000	242,250
Sybron Dental Specialties, Inc., 8.125%, 6/15/2012	175,000	181,125
Tenet Healthcare Corp.:
6.375%, 12/1/2011	355,000	337,250
7.375%, 2/1/2013	365,000	360,438
Vanguard Health Systems, Inc., 9.75%, 8/1/2011	195,000	196,950
		3,914,685
Industrials 6.3%
Allied Waste North America, Inc.:
7.875%, 4/15/2013	640,000	665,600
9.25%, 9/1/2012	685,000	750,075
Series B, 10.0%, 8/1/2009	1,675,000	1,790,156
Ami Semiconductor, Inc., 10.75%, 2/1/2013	205,000	222,425
AutoNation, Inc., 9.0%, 8/1/2008	765,000	833,850
Buckeye Technologies, Inc., 8.25%, 12/15/2005	400,000	394,000
Chukchansi Economic Development Authority, 14.5%, 6/15/2009	215,000	223,869
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	135,000	136,181
Collins & Aikman Products:
10.75%, 12/31/2011	355,000	363,875
11.5%, 4/15/2006	760,000	710,600
Congoleum Corp., 8.625%, 8/1/2008	445,000	255,875
CP Ships Ltd., 10.375%, 7/15/2012	155,000	167,788
Dana Corp.:
7.0%, 3/1/2029	460,000	388,700
10.125%, 3/15/2010	805,000	901,600
Day International Group, Inc.:
9.5%, 3/15/2008	50,000	44,500
11.125%, 6/1/2005	700,000	707,000
DeCrane Aircraft Holdings, Inc., Series B, 12.0%, 9/30/2008	1,045,000	470,250
Delta Air Lines, Inc.:
7.7%, 12/15/2005	100,000	78,250
7.9%, 12/15/2009	310,000	215,450
Eagle-Picher Industries, Inc., 9.375%, 3/1/2008	460,000	407,100
Equistar Chemicals LP:
8.75%, 2/15/2009	2,895,000	2,866,050
10.125%, 9/1/2008	335,000	351,750
Flowserve Corp., 12.25%, 8/15/2010	237,000	267,810
Fort James Corp., 6.875%, 9/15/2007	610,000	616,100
Golden State Petroleum Transportation, 8.04%, 2/1/2019	280,000	259,602
Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	195,000	146,250
Grove Holdings LLC, Step-up Coupon, 0% to 5/1/2003, 11.625% to 5/1/2009*	270,000	27
Grove Investors, Inc., 14.5%, 5/1/2010*	996,744	0
GS Technologies:
12.0%, 9/1/2004*	300,819	16,545
12.25%, 10/1/2005*	1,260,000	69,300
Hayes Lemmerz International, Inc., 11.875%, 6/15/2006*	1,080,000	540,000
Hercules, Inc., 11.125%, 11/15/2007	1,157,000	1,307,410
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	150,000	162,000
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	1,020,000	1,111,800
JLG Industries, Inc., 8.25%, 5/1/2008	55,000	55,000
Kansas City Southern:
7.5%, 6/15/2009	150,000	155,250
9.5%, 10/1/2008	645,000	712,725
Meritage Corp., 9.75%, 6/1/2011	260,000	284,050
Metaldyne Corp., 11.0%, 6/15/2012	365,000	317,550
Millennium America, Inc.:
7.0%, 11/15/2006	1,050,000	1,065,750
7.625%, 11/15/2026	195,000	182,325
9.25%, 6/15/2008	1,015,000	1,116,500
Motors and Gears, Inc., 10.75%, 11/15/2006	250,000	218,750
Overseas Shipholding Group, 8.75%, 12/1/2013	210,000	215,978
Plainwell, Inc., Series B, 11.0%, 3/1/2008*	2,200,000	11,000
Republic Engineered Products LLC, 10.0%, 8/16/2009*	523,294	130,824
Resolution Performance Products LLC, 13.5%, 11/15/2010	1,625,000	1,742,813
Tech Olympic USA, Inc., 10.375%, 7/1/2012	105,000	108,150
Terex Corp., Series B, 10.375%, 4/1/2011	235,000	260,850
The Brickman Group Ltd., 11.75%, 12/15/2009	345,000	386,400
United Rentals, Inc., Series B, 8.8%, 8/15/2008	995,000	935,300
Xerox Corp.:
5.5%, 11/15/2003	705,000	712,050
9.75%, 1/15/2009	660,000	749,100
		26,802,153
Information Technology 0.6%
Lucent Technologies, Inc.:
5.5%, 11/15/2008	1,800,000	1,525,500
6.45%, 3/15/2029	70,000	51,450
Riverwood International Corp., 10.875%, 4/1/2008	1,200,000	1,239,000
		2,815,950
Materials 3.3%
ARCO Chemical Co.:
9.8%, 2/1/2020	915,000	869,250
10.25%, 11/1/2010	310,000	319,300
Caraustar Industries, Inc., 9.875%, 4/1/2011	620,000	635,500
Cascades, Inc., 7.25%, 2/15/2013	480,000	506,400
Crown Cork & Seal, 8.0%, 4/15/2023	245,000	183,750
Dan River, Inc.:
10.125%, 12/15/2003	145,000	145,363
12.75%, 4/15/2009	335,000	326,625
Dayton Superior Corp., 13.0%, 6/15/2009	410,000	348,500
Dex Media East LLC:
9.875%, 11/15/2009	425,000	486,625
12.125%, 11/15/2012	925,000	1,100,750
Dimac Corp., 12.5%, 10/1/2008*	1,980,000	19,800
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	205,000	216,788
Fibermark, Inc., 10.75%, 4/15/2011	830,000	838,300
Foamex LP, 10.75%, 4/1/2009	505,000	353,500
Fonda Group, 9.5%, 3/1/2007	555,000	277,500
Georgia-Pacific Corp.:
7.5%, 5/15/2006	265,000	264,338
8.875%, 2/1/2010	675,000	727,313
8.875%, 5/15/2031	690,000	627,900
9.375%, 2/1/2013	410,000	451,000
Debenture, 7.7%, 6/15/2015	865,000	778,500
Hexcel Corp., 9.75%, 1/15/2009	245,000	241,325
Louisiana Pacific Corp., 10.875%, 11/15/2008	335,000	375,200
Lyondell Chemical Co.:
9.5%, 12/15/2008	180,000	183,600
10.875%, 5/1/2009	85,000	85,425
MMI Products, Inc., Series B, 11.25%, 4/15/2007	790,000	592,500
Owens-Brockway Glass Container:
7.75%, 5/15/2011	275,000	285,313
8.25%, 5/15/2013	390,000	400,238
Owens-Illinois, Inc.:
7.5%, 5/15/2010	215,000	209,625
7.85%, 5/15/2004	160,000	167,200
Phelps Dodge Corp., 8.75%, 6/1/2011	245,000	276,556
Pliant Corp., 13.0%, 6/1/2010	210,000	194,250
Polyone Corp., 10.625%, 5/15/2010	70,000	70,000
Sweetheart Cup Co., Inc., 12.0%, 7/15/2004	305,000	263,825
Toll Corp.:
7.75%, 9/15/2007	50,000	51,625
8.0%, 5/1/2009	50,000	52,625
8.25%, 2/1/2011	600,000	646,500
US Can Corp., Series B, 12.375%, 10/1/2010	435,000	304,500
		13,877,309
Telecommunication Services 3.1%
Alamosa Delaware, Inc., 13.625%, 8/15/2011	55,000	37,400
Alamosa Holdings, Inc., Step-up Coupon, 0% to 2/15/2005, 12.875% to 2/15/2010	50,000	22,000
American Tower Escrow, Zero Coupon, 8/1/2008	460,000	322,000
American Tower Corp., 9.375%, 2/1/2009	525,000	519,750
Avaya, Inc., 11.125%, 4/1/2009	1,130,000	1,248,650
Century Communications Corp.:
8.75%, 10/1/2007*	160,000	74,400
8.875%, 1/15/2007*	510,000	237,150
Crown Castle International Corp.:
9.375%, 8/1/2011	310,000	304,575
10.625%, 11/15/2007	695,000	717,588
DirecTV Holdings, 8.375%, 3/15/2013	490,000	548,800
Level 3 Communications, Inc., 11.0%, 3/15/2008	270,000	224,100
Nextel Communications, Inc.:
9.375%, 11/15/2009	330,000	356,400
9.5%, 2/1/2011	1,355,000	1,480,338
Nextel Partners, Inc.:
11.0%, 3/15/2010	90,000	94,950
Step-up Coupon, 0% to 2/1/2004, 14.0% to 2/1/2009	580,000	588,700
Nortel Networks Corp., 7.4%, 6/15/2006	525,000	511,875
Qwest Corp., 5.625%, 11/15/2008	1,985,000	1,846,050
Qwest Services Corp.:
13.5%, 12/15/2010	1,095,000	1,215,450
14.0%, 12/15/2014	224,000	255,360
Shaw Communications, Inc., 8.25%, 4/11/2010	530,000	573,725
Sprint Capital Corp.:
6.125%, 11/15/2008	165,000	168,300
6.375%, 5/1/2009	145,000	147,900
8.375%, 3/15/2012	875,000	973,438
Teligent, Inc., Series B, 11.5%, 3/1/2008*	740,000	74
Triton PCS, Inc., Step-up Coupon, 0% to 5/1/2003, 11.0% to 5/1/2008	175,000	175,438
US West Communication, Inc., 7.25%, 9/15/2025	530,000	477,000
		13,121,411
Utilities 1.3%
Calpine Corp., 8.5%, 2/15/2011	1,095,000	799,350
CMS Energy Corp.:
7.5%, 1/15/2009	960,000	926,400
8.5%, 4/15/2011	1,675,000	1,666,625
8.9%, 7/15/2008	215,000	216,075
Sonat, Inc., 7.625%, 7/15/2011	175,000	152,250
Southwest Gas Corp., 8.375%, 2/15/2011	150,000	174,275
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	540,000	548,100
Western Resources, Inc., 9.75%, 5/1/2007	905,000	998,894
		5,481,969
Total Corporate Bonds (Cost $162,639,171)		159,889,292

Foreign Bonds - US$ Denominated 27.9%
Ainsworth Lumber, 12.5%, 7/15/2007	130,000	143,000
Antenna TV SA, 9.0%, 8/1/2007	225,000	191,250
Bluewater Finance Ltd.:
10.25%, 2/15/2012	480,000	492,000
10.25%, 2/15/2012	155,000	158,875
British Sky Broadcasting PLC:
6.875%, 2/23/2009	280,000	303,100
8.2%, 7/15/2009	995,000	1,134,300
Burns, Philp & Co., Ltd., 10.75%, 2/15/2011	185,000	198,875
Central Bank of Dominican Republic, 9.5%, 9/27/2006	700,000	740,250
Central European Media Enterprises Ltd., 9.375%, 8/15/2004	490,000	477,750
Conproca SA de CV, 12.0%, 6/16/2010	295,000	377,600
Corp Durango SA, 13.75%, 7/15/2009*	425,000	195,500
Crown Euro Holdings SA, 10.875%, 3/1/2013	625,000	673,438
Disco SA, 9.875%, 5/15/2008	135,000	94,500
Esprit Telecom Group PLC:
10.875%, 6/15/2008*	800,000	80
11.5%, 12/15/2007*	2,345,000	235
Euramax International PLC, 11.25%, 10/1/2006	690,000	721,050
Fage Dairy Industry SA, 9.0%, 2/1/2007	370,000	359,363
Federative Republic of Brazil:
8.0%, 4/15/2014	2,001,041	1,763,418
8.875%, 4/15/2024	1,800,000	1,335,960
10.0%, 1/16/2007	1,100,000	1,077,340
10.125%, 5/15/2027	3,800,000	3,116,000
11.0%, 8/17/2040	1,000,000	872,500
11.0%, 8/17/2040	500,000	436,250
Floating Rate Bond, LIBOR plus .875%, 2.204%, 4/15/2009	3,670,588	3,064,941
Floating Rate Bond, LIBOR plus .875%, 2.204%, 4/15/2012	3,600,000	2,668,500
Gazprom OAO, 9.625%, 3/1/2013	890,000	947,850
Government of Ukraine, 11.0%, 3/15/2007	1,067,738	1,193,197
Grupo Elektra SA de CV, 12.0%, 4/1/2008	380,000	372,400
Innova S de R.L., 12.875%, 4/1/2007*	695,000	682,838
Ivory Coast, 2.0%, 3/29/2018*	4,460,000	702,450
LeGrand SA, 8.5%, 2/15/2025	265,000	255,725
Luscar Coal Ltd., 9.75%, 10/15/2011	70,000	79,100
Millicom International Cellular SA, 13.5%, 6/1/2006	610,000	478,850
Ministry Finance Russia, Series V, 3.0%, 5/14/2008	1,100,000	970,750
Nortel Networks Ltd., 6.125%, 2/15/2006	730,000	707,188
Ocean Rig Norway AS, 10.25%, 6/1/2008	445,000	400,500
Petroleum Geo-Services ASA, 7.125%, 3/30/2028	400,000	178,000
Petronas Capital Ltd.:
7.0%, 5/22/2012	2,100,000	2,331,000
7.875%, 5/22/2022	1,900,000	2,092,478
PTC International Finance BV, 10.75%, 7/1/2007	215,000	225,750
PTC International Finance II SA, 11.25%, 12/1/2009	205,000	228,575
Republic of Argentina:
9.75%, 9/19/2027*	3,000,000	840,405
11.375%, 3/15/2010*	3,150,000	921,375
11.375%, 3/15/2010*	3,500,000	1,023,750
11.75%, 4/7/2009*	5,640,000	1,551,000
11.75%, 6/15/2015*	3,230,000	953,499
12.375%, 2/21/2012*	650,000	196,625
Series BGL4, 11%, 10/9/2006*	800,000	228,000
Series BGL5, 11.375%, 1/30/2017*	700,000	208,017
Republic of Bulgaria:
8.25%, 1/15/2015	7,580,000	8,538,870
8.25%, 1/15/2015	160,000	180,000
Republic of Colombia:
7.625%, 2/15/2007	700,000	714,000
8.625%, 4/1/2008	1,500,000	1,582,500
9.75%, 4/9/2011	1,475,880	1,645,606
10.5%, 7/9/2010	1,200,000	1,347,000
Republic of Ecuador, Step-up Coupon, 6.0% to 8/15/2003, 7.0% to 8/15/2004	3,210,000	1,998,225
Republic of El Salvador:
8.25%, 4/10/2032	1,730,000	1,770,399
8.25%, 4/10/2032	1,300,000	1,303,250
Republic of Panama, 8.875%, 9/30/2027	2,700,000	2,808,000
Republic of Peru, 9.875%, 2/6/2015	2,100,000	2,357,250
Republic of Philippines:
9.5%, 10/21/2024	750,000	830,625
10.625%, 3/16/2025	900,000	972,000
Republic of Turkey:
11.5%, 1/23/2012	220,000	217,800
11.875%, 1/15/2030	4,550,000	4,629,625
12.375%, 6/15/2009	1,600,000	1,682,000
Republic of Venezuela, 9.25%, 9/15/2027	5,760,000	3,761,280
Royal Caribbean Cruises Ltd.:
6.75%, 3/15/2008	120,000	114,000
7.25%, 3/15/2018	450,000	389,250
8.75%, 2/2/2011	790,000	801,850
Russian Federation:
11.0%, 7/24/2018	400,000	536,000
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	5,920,000	5,328,000
Russian Ministry of Finance, Series VI, 3.0%, 5/14/2006	5,000,000	4,805,000
Stagecoach Holdings PLC, 8.625%, 11/15/2009	1,310,000	1,333,742
State of Qatar, 9.75%, 6/15/2030	1,600,000	2,132,000
Stena AB:
8.75%, 6/15/2007	155,000	159,844
9.625%, 12/1/2012	620,000	682,000
Stone Container Corp., 11.5%, 8/15/2006	670,000	716,900
Telus Corp., 8.0%, 6/1/2011	1,130,000	1,276,900
Tembec Industries, Inc.: 8.5%, 2/1/2011	115,000	119,600
8.625%, 6/30/2009	440,000	457,600
TFM SA de CV:
10.25%, 6/15/2007	1,585,000	1,569,150
12.5%, 6/15/2012	505,000	530,250
11.75%, 6/15/2009	50,000	51,250
Tyco International Group SA:
5.8%, 8/1/2006	2,810,000	2,767,850
6.125%, 11/1/2008	2,300,000	2,259,750
6.125%, 1/15/2009	1,610,000	1,581,825
6.375%, 10/15/2011	1,080,000	1,063,800
6.75%, 2/15/2011	80,000	80,000
United Mexican States:
4.625%, 10/8/2008	1,450,000	1,470,300
6.375%, 1/16/2013	1,040,000	1,089,400
7.5%, 4/8/2033	1,050,000	1,094,625
9.875%, 2/1/2010	1,700,000	2,165,800
Series MTN, 8.3%, 8/15/2031	190,000	212,566
Series XW, 10.375%, 2/17/2009	4,800,000	6,192,000
Vicap SA, 11.375%, 5/15/2007	1,300,000	1,101,750
Vivendi Universal, 9.25%, 4/15/2010	970,000	1,088,825
Yell Finance BV, Step-up Coupon, 0% to 8/1/2006, 13.5% to 8/1/2011	310,000	247,225
Total Foreign Bonds - US$ Denominated (Cost $111,778,187)		118,122,879
Foreign Bonds - Non US$ Denominated 18.6%
Banque Cent de Tunisie, 6.25%, 2/20/2013 EUR	2,500,000	2,850,264
Barry Callebaut Svcs NV, 9.25%, 3/15/2010 EUR	155,000	184,513
Federal Republic of Germany, 6.0%, 7/4/2007 EUR	15,748,662	19,567,579
Ivory Coast, 2.0%, 3/29/2018* EUR	2,271,490	403,060
Kingdom of Spain, 6.0%, 1/31/2008 EUR	16,000,000	20,015,783
Pemex Project Funding Master Trust, 6.625%, 4/4/2010 EUR	640,000	749,340
Prosieben Media AG, 11.25%, 7/31/2009 EUR	195,000	227,770
Province of Ontario, 1.875%, 1/25/2010 JPY	875,000,000	8,096,923
Republic of Argentina:
10.5%, 11/29/2049* EUR	270,985	77,238
Series FEB, 8.0%, 2/26/2008* EUR	1,360,000	425,639
EURIBOR plus .51%, 7.628%, 12/22/2004* EUR	1,500,000	344,008
Republic of Italy, 10.5%, 4/28/2014 GBP	7,450,000	17,628,687
Republic of Romania, 8.5%, 5/8/2012 EUR	2,520,000	3,196,990
Romania, 10.625%, 6/27/2008 EUR	550,000	739,867
Ukraine Government, 10.0%, 3/15/2007 EUR	1,261,872	1,523,295
United Mexican States, 7.5%, 3/8/2010 EUR	2,390,000	2,986,962
Total Foreign Bonds - Non US$ Denominated (Cost $75,143,142)		79,017,918

US Treasury Obligations 10.6%
US Treasury Bond:
5.375%, 2/15/2031	1,570,000	1,713,140
6.25%, 8/15/2023	8,600,000	10,185,625
7.25%, 5/15/2016	3,000,000	3,868,710
12.0%, 8/15/2013	2,880,000	4,151,699
US Treasury Note:
4.0%, 11/15/2012	2,600,000	2,633,210
4.75%, 11/15/2008	3,000,000	3,262,149
4.75%, 11/15/2008	7,000,000	7,767,263
6.125%, 8/15/2007	3,300,000	3,774,761
12.75%, 11/15/2010 (d)	6,100,000	7,729,603
Total US Treasury Obligations (Cost $44,255,250)		45,086,160

	Shares	Value ($)

Common Stocks 0.2%
AMF Bowling Worldwide, Inc.*	6,839	153,878
FRD Acquisition Co.*	4,239	6,782
ICG Communications, Inc.*	12,908	73,253
ICG Communications, Inc.*	4,026	40
IMPSAT Fiber Networks, Inc.*	30,640	35,236
MEDIQ, Inc.*	2,486	10,797
Metal Management, Inc.*	73,053	628,256
National Vision, Inc.*	107,355	32,207
The Manitowoc Co., Inc.	2,039	37,925
XO Communications, Inc.*	2,188	12,997
Total Common Stocks (Cost $9,381,447)		991,371

Warrants 0.0%
AMF Bowling Worldwide, Inc.*	16,093	58,739
DeCrane Aircraft Holdings, Inc.*	2,740	27
Destia Communications, Inc.*	1,425	0
Empire Gas Corp.*	2,208	0
ICG Communications, Inc.*	2,092	139
KMC Telecom Holdings, Inc.*	2,100	0
Mariner Health Care, Inc.*	2,781	21
McLeodUSA, Inc.*	6,036	1,147
Republic Technologies International LLC*	2,780	28
Waxman Industries, Inc.*	222,607	2,226
Total Warrants (Cost $4,487,224)		62,327

Preferred Stocks 0.2%
Sinclair Capital	8,070	851,385
TNP Enterprises, Inc.*	744	61,339
Total Preferred Stocks (Cost $863,255)		912,724

Convertible Preferred Stocks 0.1%
Hercules Trust II	285	186,331
Lucent Technologies, Inc.	175	167,125
World Access, Inc. "D"*	933	0
Total Convertible Preferred Stocks (Cost $1,721,100)		353,456

	Principal Amount ($)(c)	Value ($)

Convertible Bonds 0.4%
Avaya, Inc., Zero Coupon, 10/31/2021	740,000	358,012
Aether Systems, 6.0%, 3/22/2005	180,000	158,400
Charming Shoppers, Inc., 4.75%, 6/1/2012	50,000	43,875
DIMON, Inc., 6.25%, 3/31/2007	465,000	427,800
Nortel Networks Corp., 4.25%, 9/1/2008	370,000	311,725
Park Drilling Co., 5.5%, 8/1/2004	345,000	323,438
Total Convertible Bonds (Cost $1,446,433)		1,623,250

Purchased Options 0.0%
Japanese Yen Call, 6/23/2003 (Cost $122,400) JPY	2,004,000,000	18,534

	Units	Value ($)

Other 0.1%
SpinCycle, Inc.*	105,025	341,331
SpinCycle, Inc. "F"*	737	40
Total Other (Cost $256,680)		341,371

	Shares	Value ($)

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.32% (b) (Cost $5,222,976)	5,222,976	5,222,976

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $417,317,265) (a)	97.0	411,642,258
Other Assets and Liabilities, Net	3.0	12,498,069
Net Assets	100.0	424,140,327

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal on interest or has filed for bankruptcy.
(a) The cost for federal income tax purposes was $421,066,066. At April 30, 2003, net unrealized depreciation for all securities based on tax cost was $9,423,808. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,052,215 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $33,476,023.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount in US dollars unless otherwise noted.
(d) At April 30, 2003, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

At April 30, 2003, open futures contracts sold short were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year TSE Japan Bond	6/11/2003	14	16,989,924	16,903,351	(86,573)
Total net unrealized depreciation					(86,573)

At April 30, 2003, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Bund	6/6/2003	102	13,055,406	13,088,412	33,006
Liffe Gilt	6/26/2003	47	8,958,553	9,025,785	67,232
10 Year US Treasury Note	6/19/2003	497	56,766,801	57,217,125	450,324
Total net unrealized appreciation					550,562

Currency Abbreviation
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $417,317,265)	$ 411,642,258
Foreign currency, at value (cost $1,262,532)	1,270,279
Receivable for investments sold	7,409,883
Interest receivable	9,042,499
Receivable for Fund shares sold	1,545,314
Receivable for daily variation margin on open futures contracts	322,239
Unrealized appreciation on forward foreign currency exchange contracts	813,780
Total assets	432,046,252
Liabilities
Payable for investments purchased	5,882,882
Payable for Fund shares redeemed	449,022
Unrealized depreciation on forward foreign currency exchange contracts	1,137,902
Accrued management fee	187,122
Other accrued expenses and payables	248,997
Total liabilities	7,905,925
Net assets, at value	$ 424,140,327
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(1,135,495)
Net unrealized appreciation (depreciation) on: Investments	(5,675,007)
Futures	463,989
Foreign currency related transactions	(221,582)
Accumulated net realized gain (loss)	(148,328,509)
Paid-in capital	579,036,931
Net assets, at value	$ 424,140,327

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2003 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($325,439,930 / 73,012,259 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 4.46
Maximum offering price per share (100 / 95.5 of $4.46)	$ 4.67
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($80,530,008 / 18,084,942 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 4.45
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($18,170,389 / 4,051,105 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 4.49
Maximum offering price per share (100 / 99 of $4.49)	$ 4.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended April 30, 2003 (Unaudited)
Investment Income
Income: Dividends	$ 55,547
Interest	15,270,993
Total Income	15,326,540
Expenses: Management fee	1,151,769
Administrative fee	668,546
Distribution service fees	784,023
Trustees' fees and expenses	12,746
Other	11,936
Total expenses, before expense reductions	2,629,020
Expense reductions	(1,587)
Total expenses, after expense reductions	2,627,433
Net investment income	12,699,107
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(28,283,750)
Futures	957,489
Foreign currency related transactions	(4,213,501)
(31,539,762)
Net unrealized appreciation (depreciation) during the period on: Investments	68,884,831
Futures	328,740
Foreign currency related transactions	174,140
69,387,711
Net gain (loss) on investment transactions	37,847,949
Net increase (decrease) in net assets resulting from operations	$ 50,547,056

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2003 (Unaudited)	Year Ended October 31, 2002
			Operations: Net investment income	$ 12,699,107	$ 31,010,043
Net realized gain (loss) on investment transactions	(31,539,762)	(43,851,097)
Net unrealized appreciation (depreciation) on investment transactions during the period	69,387,711	23,605,577
Net increase (decrease) in net assets resulting from operations	50,547,056	10,764,523
Distributions to shareholders from: Net investment income: Class A	(11,208,584)	(18,225,848)
Class B	(2,569,640)	(4,862,479)
Class C	(539,730)	(881,248)
Tax return of capital: Class A	-	(8,400,195)
Class B	-	(2,241,091)
Class C	-	(406,163)
Fund share transactions: Proceeds from shares sold	52,211,031	92,735,397
Reinvestment of distributions	9,330,132	22,451,133
Cost of shares redeemed	(70,590,870)	(132,594,464)
Net increase (decrease) in net assets from Fund share transactions	(9,049,707)	(17,407,934)
Increase (decrease) in net assets	27,179,395	(41,660,435)
Net assets at beginning of period	396,960,932	438,621,367
Net assets at end of period (including accumulated distributions in excess of net investment income and undistributed net investment income of $1,135,495 and $483,352, respectively)	$ 424,140,327	$ 396,960,932

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended October 31,	2003[a]	2002[b]	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 4.08	$ 4.33	$ 4.57	$ 5.26	$ 5.60	$ 5.96
Income (loss) from investment operations: Net investment income (loss)[c]	.14	.32	.39	.48	.49	.44
Net realized and unrealized gain (loss) on investment transactions	.39	(.21)	(.20)	(.72)	(.35)	(.35)
Total from investment operations	.53	.11	.19	(.24)	.14	.09
Less distributions from: Net investment income	(.15)	(.25)	(.34)	(.34)	(.48)	(.45)
Tax return of capital	-	(.11)	(.09)	(.11)	-	-
Total distributions	(.15)	(.36)	(.43)	(.45)	(.48)	(.45)
Net asset value, end of period	$ 4.46	$ 4.08	$ 4.33	$ 4.57	$ 5.26	$ 5.60
Total Return (%)[d]	13.33**	2.38	4.47	(4.91)	2.43	1.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	325	300	322	359	492	550
Ratio of expenses before expense reductions (%)	1.11*	1.12	1.21[e]	1.10	1.11	1.04
Ratio of expenses after expense reductions (%)	1.11*	1.12	1.19[e]	1.09	1.10	1.04
Ratio of net investment income (loss) (%)	6.95*	7.54	8.78	9.55	8.80	7.36
Portfolio turnover rate (%)	152*	86	124	37	92	751
[a] For the six months ended April 30, 2003 (Unaudited).
[b] As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 8.04% to 7.54%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.18% and 1.18%, respectively.
* Annualized ** Not annualized

Class B
Years Ended October 31,	2003[a]	2002[b]	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 4.08	$ 4.33	$ 4.57	$ 5.26	$ 5.59	$ 5.96
Income (loss) from investment operations: Net investment income (loss)[c]	.12	.29	.35	.43	.43	.38
Net realized and unrealized gain (loss) on investment transactions	.39	(.21)	(.21)	(.72)	(.34)	(.36)
Total from investment operations	.51	.08	.14	(.29)	(.09)	.02
Less distributions from: Net investment income	(.14)	(.23)	(.30)	(.30)	(.42)	(.39)
Tax return of capital	-	(.10)	(.08)	(.10)	-	-
Total distributions	(.14)	(.33)	(.38)	(.40)	(.42)	(.39)
Net asset value, end of period	$ 4.45	$ 4.08	$ 4.33	$ 4.57	$ 5.26	$ 5.59
Total Return (%)[d]	12.61**	1.77	3.20	(5.85)	1.57	.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81	82	100	119	198	271
Ratio of expenses before expense reductions (%)	1.93*	1.94	2.22[e]	2.11	2.06	2.01
Ratio of expenses after expense reductions (%)	1.93*	1.94	2.22[e]	2.10	2.05	2.01
Ratio of net investment income (loss) (%)	6.13*	6.73	7.75	8.50	7.85	6.39
Portfolio turnover rate (%)	152*	86	124	37	92	751
[a] For the six months ended April 30, 2003 (Unaudited).
[b] As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 7.23% to 6.73%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.19% and 2.19%, respectively.
* Annualized ** Not annualized

Class C
Years Ended October 31,	2003[a]	2002[b]	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 4.11	$ 4.36	$ 4.60	$ 5.29	$ 5.62	$ 5.99
Income (loss) from investment operations: Net investment income (loss)[c]	.12	.29	.37	.45	.45	.39
Net realized and unrealized gain (loss) on investment transactions	.40	(.20)	(.21)	(.72)	(.34)	(.36)
Total from investment operations	.52	.09	.16	(.27)	.11	.03
Less distributions from: Net investment income	(.14)	(.23)	(.31)	(.32)	(.44)	(.40)
Tax return of capital	-	(.11)	(.09)	(.10)	-	-
Total distributions	(.14)	(.34)	(.40)	(.42)	(.44)	(.40)
Net asset value, end of period	$ 4.49	$ 4.11	$ 4.36	$ 4.60	$ 5.29	$ 5.62
Total Return (%)[d]	12.89**	2.00	3.55	(5.51)	1.78	.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	15	16	19	30	30
Ratio of expenses before expense reductions (%)	1.75*	1.76	1.87[e]	1.76	1.87	1.84
Ratio of expenses after expense reductions (%)	1.75*	1.76	1.84[e]	1.75	1.85	1.84
Ratio of net investment income (loss) (%)	6.30*	6.90	8.13	8.87	8.05	6.56
Portfolio turnover rate (%)	152*	86	124	37	92	751
[a] For the six months ended April 30, 2003 (Unaudited).
[b] As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of these changes for the year ended October 31, 2002 was to decrease net investment income by $.02, increase net realized and unrealized gain (loss) per share by $.02, and decrease the ratio of net investment income to average net assets from 7.40% to 6.90%. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.83% and 1.83%, respectively.
* Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Strategic Income Fund (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to February 3, 2003, Class C shares were offered without an initial sales charge. Class C shares do not convert into another class. Class I shares (none sold through April 30, 2003) are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchase of selected investments; and to enhance potential gain.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At October 31, 2002, the Fund had a net tax basis capital loss carryforward of approximately $112,215,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2003 ($5,576,000), October 31, 2006 ($2,523,000), October 31, 2007 ($18,866,000), October 31, 2008 (25,665,000), October 31, 2009 (20,682,000) and October 31, 2010 ($38,903,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Distributions of net investment income, if any, are made monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At October 31, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (112,215,000)
Net unrealized appreciation (depreciation) on investments	$ (79,185,854)

In addition, during the year ended October 31, 2002, the tax character of distributions paid to shareholders by the Fund are summarized as follows:

Distributions from ordinary income	$ 23,969,575
Distributions from return of capital	$ 11,047,449

For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, except when purchased in default.

B. Purchases and Sales of Securities

During the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $296,875,238 and $311,860,033, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.58% of the first $250,000,000 of the Fund's average daily net assets, 0.55% of the next $750,000,000 of such net assets, 0.53% of the next $1,500,000,000 of such net assets, 0.51% of the next $2,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.46% of the next $2,500,000,000 of such net assets, 0.44% of the next $2,500,000,000 of such net assets and 0.42% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended April 30, 2003, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.57% of the Fund's average daily net assets. Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the Fund.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.325%, 0.375% and 0.200% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with the Advisor, provide certain services to the Fund under the Administrative Agreement. Scudder Investments Service Company, an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. This affiliated entity has in turn entered into various agreements with third party service providers to provide these services. In addition, other service providers not affiliated with the Advisor provide certain services (i.e., custody, legal and audit) to the Fund under the Administrative Agreement. The Advisor pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by the Advisor under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended April 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Unpaid at April 30, 2003
Class A	$ 501,805	$ 89,623
Class B	150,521	26,016
Class C	16,220	2,991
	$ 668,546	$ 118,630

The Administrative Agreement between the Advisor and the Fund will terminate effective September 30, 2003 and the Fund will directly bear the cost of those expenses formerly covered under the Administrative Agreement. Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of each class at 1.05% of average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustees and trustee counsel fees).

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2003, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2003
Class B	$ 300,868	$ 47,364
Class C	60,850	10,694
	$ 361,718	$ 58,058

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2003, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2003	Effective Rate
Class A	$ 314,429	$ 51,640.20%
Class B	89,728	13,064.22%
Class C	18,148	2,720.22%
	$ 422,305	$ 67,424

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2003 aggregated $10,738. Underwriting commissions paid in connection with the distribution of Class C shares for the six months ended April 30, 2003 aggregated $12.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2003, the CDSC for Class B and C shares aggregated $78,767 and $312, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2003, SDI received $0.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended April 30, 2003, totaled $68,948 and are reflected as interest income on the Statement of Operations.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended April 30, 2003, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $1,587 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the ``Participants'') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Investing in High-Yield Securities

Investing in high-yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

G. Forward Foreign Currency Commitments

As of April 30, 2003, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	2,025,000	ARA	6,297,750	6/23/2003	166,671
USD	390,000	ARA	1,231,425	7/17/2003	33,470
USD	2,415,000	BRC	8,705,970	6/11/2003	498,662
USD	983,000	BRC	3,313,693	7/15/2003	105,128
USD	223,621	EUR	209,193	6/13/2003	9,849
Total unrealized appreciation					813,780

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation)
EUR	575,913	USD	626,169	6/13/2003	(15,467)
BRC	3,470,106	USD	1,046,000	6/11/2003	(115,354)
EUR	14,799,270	USD	15,953,613	7/16/2003	(545,093)
JPY	958,000,000	USD	7,996,661	7/16/2003	(80,216)
GBP	5,020,490	USD	7,842,005	7/16/2003	(148,844)
EUR	11,460,000	USD	12,537,240	7/31/2003	(232,928)
Total unrealized depreciation					(1,137,902)

Currency Abbreviations
EUR	Euro	GBP	British Pounds
JPY	Japanese Yen	USD	US Dollar
BRC	Brazilian Cruzeiros	ARA	Argentine Pesos

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2003		Year Ended October 31, 2002
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	9,196,403	$ 38,830,484	15,117,756	$ 64,083,521
Class B	2,253,364	9,518,683	5,381,551	22,958,095
Class C	900,914	3,861,864	1,323,529	5,693,781
		$ 52,211,031		$ 92,735,397
Shares issued to shareholders in reinvestment of distributions
Class A	1,731,293	$ 7,325,930	4,001,069	$ 17,012,513
Class B	381,673	1,614,014	1,057,440	4,498,272
Class C	91,549	390,188	219,740	940,348
		$ 9,330,132		$ 22,451,133
Shares redeemed
Class A	(11,376,657)	$ (48,095,503)	(19,904,717)	$ (84,887,575)
Class B	(4,590,610)	(19,455,864)	(9,606,116)	(41,092,484)
Class C	(713,359)	(3,039,503)	(1,541,528)	(6,614,405)
		$ (70,590,870)		$ (132,594,464)
Net increase (decrease)
Class A	(448,961)	$ (1,939,089)	(785,892)	$ (3,791,541)
Class B	(1,955,573)	(8,323,167)	(3,167,125)	(13,636,117)
Class C	279,104	1,212,549	1,741	19,724
		$ (9,049,707)		$ (17,407,934)

Investment Products

Scudder Funds
Growth Funds

Scudder 21st Century Growth Fund

Scudder Aggressive Growth Fund

Scudder Blue Chip Fund

Scudder Capital Growth Fund

Scudder Development Fund

Scudder Dynamic Growth Fund

Scudder Flag Investors
Communications Fund

Scudder Global Biotechnology Fund

Scudder Growth Fund

Scudder Health Care Fund

Scudder Large Company Growth Fund

Scudder Micro Cap Fund

Scudder Mid Cap Fund

Scudder Small Cap Fund

Scudder Strategic Growth Fund

Scudder Technology Fund

Scudder Technology Innovation Fund

Scudder Top 50 US Fund

Value Funds

Scudder Contrarian Fund

Scudder-Dreman Financial Services Fund

Scudder-Dreman High Return Equity Fund

Scudder-Dreman Small Cap Value Fund

Scudder Flag Investors Equity
Partners Fund

Scudder Gold & Precious Metals Fund

Scudder Growth and Income Fund

Scudder Large Company Value Fund

Scudder-RREEF Real Estate Securities Fund

Scudder Small Company Stock Fund

Scudder Small Company Value Fund

Multicategory/Asset Allocation Funds

Scudder Balanced Fund

Scudder Flag Investors Value Builder Fund

Scudder Focus Value+Growth Fund

Scudder Lifecycle Mid Range Fund

Scudder Lifecycle Long Range Fund

Scudder Lifecycle Short Range Fund

Scudder Pathway Conservative Portfolio

Scudder Pathway Growth Portfolio

Scudder Pathway Moderate Portfolio

Scudder Target 2013 Fund

Scudder Total Return Fund

International/Global Funds

Scudder Emerging Markets Growth Fund

Scudder Emerging Markets Income Fund

Scudder European Equity Fund

Scudder Global Fund

Scudder Global Bond Fund

Scudder Global Discovery Fund

Scudder Greater Europe Growth Fund

Scudder International Fund

Scudder International Equity Fund

Scudder International Select Equity Fund

Scudder Japanese Equity Fund

Scudder Latin America Fund

Scudder New Europe Fund

Scudder Pacific Opportunities Fund

Income Funds

Scudder Cash Reserves Fund

Scudder Fixed Income Fund

Scudder GNMA Fund

Scudder High Income Plus Fund (formerly Deutsche High Yield Bond Fund)

Scudder High Income Fund (formerly Scudder High Yield Fund)

Scudder High Income Opportunity Fund (formerly Scudder High Yield Opportunity Fund)

Scudder Income Fund

Scudder PreservationPlus Fund

Scudder PreservationPlus Income Fund

Scudder Short Duration Fund (formerly Scudder Short-Term Fixed Income Fund)

Scudder Short-Term Bond Fund

Scudder Strategic Income Fund

Scudder U.S. Government Securities Fund

Scudder Funds (continued)
Tax-Free Income Funds

Scudder California Tax-Free Income Fund

Scudder Florida Tax-Free Income Fund

Scudder High Yield Tax-Free Fund

Scudder Managed Municipal Bond Fund

Scudder Massachusetts Tax-Free Fund

Scudder Medium-Term Tax-Free Fund

Scudder Municipal Bond Fund

Scudder New York Tax-Free Income Fund

Scudder Short-Term Municipal Bond Fund

Index-Related Funds

Scudder EAFE ® Equity Index Fund

Scudder Equity 500 Index Fund

Scudder S&P 500 Index Fund

Scudder S&P 500 Stock Fund

Scudder Select 500 Fund

Scudder US Bond Index Fund

Money Market
A large number of money market funds are available through Scudder Investments.

Retirement Programs and Education Accounts
Retirement Programs Traditional IRA Roth IRA SEP-IRA Inherited IRA Keogh Plan 401(k), 403(b) Plans Variable Annuities Education Accounts Coverdell Education Savings Account UGMA/UTMA IRA for Minors
Closed-End Funds

The Brazil Fund, Inc.

The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.

Scudder Global High Income Fund, Inc.

Scudder New Asia Fund, Inc.

Scudder High Income Trust

Scudder Intermediate Government Trust

Scudder Multi-Market Income Trust

Scudder Municipal Income Trust

Scudder RREEF Real Estate Fund, Inc.

Scudder Strategic Income Trust

Scudder Strategic Municipal Income Trust

The Central European Equity Fund, Inc.

The Germany Fund, Inc.

The New Germany Fund, Inc.

The SMALLCap Fund, Inc.

Not all funds are available in all share classes.

Scudder open-end funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Account Management Resources

Legal Counsel

Vedder, Price, Kaufman & Kammholz

222 North LaSalle Street Chicago, IL 60601
Shareholder Service Agent

Scudder Investments Service Company

P.O. Box 219151 Kansas City, MO 64121
Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

Ernst & Young LLP

200 Clarendon Street Boston, MA 02116
Principal Underwriter	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended April 30, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Strategic Income Fund

By:                                 /s/Richard T. Hale
                                    -----------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Strategic Income Fund

By:                                 /s/Richard T. Hale
                                    -----------------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               6/30/03
                                    -----------------------------------

By:                                 /s/Charles A. Rizzo
                                    -----------------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               6/30/03
                                    -----------------------------------